Transactions in soles (Tables)	12 Months Ended
Dec. 31, 2021
Transactions in soles
Schedule of assets and liabilities originally denominated

As of December 31, 2021 and 2020, the Group presents the following assets and liabilities originally denominated in soles by its equivalent in soles:

	2021	2020
	US$(000)	US$(000)

Assets
Cash and cash equivalents	8,587	8,606
Trade and other receivables	688,438	159,099
Income tax credit	15,456	19,837
	712,481	187,542

Liabilities
Trade and other payables	(72,051)	(47,705)
Income tax payable	(3,026)	(3,162)
Provisions and contingent liabilities	(21,384)	(38,574)
	(96,461)	(89,441)
Net asset position	616,020	98,101